Employee Stock Options (Details) - Employee Stock Option [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Summary of assumptions used to estimate fair value of stock options granted
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	90.00%
Expected life of options	4 years	4 years	4 years
Minimum [Member]
Summary of assumptions used to estimate fair value of stock options granted
Expected volatility		80.00%	80.00%	82.00%
Risk-free interest rate	2.40%	2.48%	2.41%	1.50%
Expected life of options				2 years 6 months
Maximum [Member]
Summary of assumptions used to estimate fair value of stock options granted
Expected volatility		97.00%	96.00%	101.00%
Risk-free interest rate	2.47%	2.85%	2.93%	2.62%
Expected life of options				4 years